Rule 497(e)

1940 Act File No. 811-07685

1933 Act Registration No. 333-07305

FRONTIER FUNDS, INC.

Supplement to Statement of Additional Information
Dated October 31, 2023, as previously supplemented

Frontier MFG Global Sustainable Fund
Institutional Class Shares (FMSGX)

Service Class Shares (FMSRX)

Frontier MFG Core Infrastructure Fund
Institutional Class Shares (FMGIX)
Service Class Shares (FCIVX)

Effective September 16, 2024, Andrew P. Chica is the Chief Compliance Officer (“CCO”) and Anti-Money Laundering (“AML”) Compliance Officer of Frontier Funds, Inc. (the “Company”) and Robert Lance Baker is the Treasurer of the Company, following the retirement of Elyce D. Dilworth as CCO, AML Compliance Officer and Treasurer of the Company.

Benjamin D. Jones has been elected to serve as Secretary and Vice President of the Company, effective as of August 16, 2024, following the resignation of Christopher A. Currie from such positions.

All references and information relating to Ms. Dilworth and Mr. Currie are hereby deleted. Accordingly, the information regarding the directors and officers of the Company in the “Directors and Officers” table beginning on page 19 of the SAI is amended and restated in its entirety as shown below and is as of September 16, 2024:

Interested Director and Officers
Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director

Charles S. Thompson II* 400 Skokie Boulevard Suite 500 Northbrook, IL 60062 Year of Birth: 1970	President Director	Elected annually by the Board; since June 2024. Indefinite; since June 2024.	Mr. Thompson has served as President of Frontegra and the Distributor since June 2024 and as a Director of Frontegra and Managing Director of Frontier Partners, Inc. (“Frontier Partners”), a consulting/ marketing firm, since February 2024. He previously served as Head of Distribution and Strategy for Americas of Perpetual Limited, a financial services company, from March 2020 to March 2023; Head of Distribution and Managing Director of Snow Capital Management from February 2018 to February 2020; and Head of Distribution, Vice President of Henderson Global Investors from December 2001 to June 2017.	2	None

Interested Director and Officers
Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director

Benjamin D. Jones 400 Skokie Boulevard Suite 500 Northbrook, IL 60062 Year of Birth: 1980	Vice President and Secretary	Elected annually by the Board; since August 2024.	Mr. Jones has served as Managing Director of Distribution of Frontegra since March 2024. He previously served as Managing Director — Head of US Intermediary Distribution for BMO Global Asset Management from 2013 to 2022. Mr. Jones also served as the President and Chief Operating Officer of BMO Investment Distributors from 2017 to 2020.	N/A	N/A

Andrew P. Chica 400 Skokie Boulevard Suite 500 Northbrook, IL 60062 Year of Birth: 1975	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected annually by the Board; since September 2024.	Mr. Chica is a Principal and Partner of NexTier Solutions Inc., an accounting, compliance and HR service provider (“NexTier”) (January 2022 to present). He previously served as Compliance Director at Cipperman Compliance Services, LLC from 2019 to 2020 and CCO of Hatteras Investment Partners from November 2007 to December 2018.	N/A	N/A

Robert Lance Baker 400 Skokie Boulevard Suite 500 Northbrook, IL 60062 Year of Birth: 1971	Treasurer	Elected annually by the Board; since September 2024.	Mr. Baker is the founding partner of NexTier. Prior to founding NexTier in 2017, Mr. Baker was the Chief Financial Officer for Hatteras Funds from 2008 to 2017.	N/A	N/A

This supplement should be retained with your Statement of Additional Information for future reference.

The date of this Statement of Additional Information Supplement is September 17, 2024.